RETIREMENT-RELATED BENEFITS - Net Periodic Benefit Cost of Retirement-Related Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost/(Income) of Pension Plans
Interest cost - income statement location					Other expenses	Other expenses	Other expenses
Expected return on plan assets - income statement location					Other expenses	Other expenses	Other expenses
Amortization of prior service costs/(credits) - income statement location					Other expenses	Other expenses	Other expenses
Recognized actuarial losses - income statement location					Other expenses	Other expenses	Other expenses
Curtailments and settlements - income statement location					Other expenses	Other expenses	Other expenses
Defined Benefit Pension Plans
Cost/(Income) of Pension Plans
Service cost	$ 12.0	$ 14.0	$ 23.0	$ 23.0	$ 81.0	$ 109.0	$ 101.0
Interest cost	$ 9.0	$ 6.0	$ 2.0	$ 1.0	11.0	10.0	17.0
Interest cost - income statement location	Interest expense	Other expenses	Interest expense	Other expenses
Expected return on plan assets	$ (11.0)	$ (10.0)	$ (6.0)	$ (5.0)	(30.0)	(24.0)	(27.0)
Expected return on plan assets - income statement location	Transaction-related costs	Other expenses	Transaction-related costs	Other expenses
Amortization of prior service costs/(credits)						(1.0)
Amortization of prior service costs/(credits) - income statement location		Other expenses		Other expenses
Recognized actuarial losses (gains)	$ 10.0	$ 16.0	$ 10.0	$ 11.0	51.0	36.0	26.0
Recognized actuarial losses - income statement location		Other expenses		Other expenses
Curtailments and settlements		$ 4.0			2.0
Curtailments and settlements - income statement location		Other expenses		Other expenses
Multi-employer plans/other costs	1.0	$ (1.0)	2.0	$ 3.0	7.0	13.0	20.0
Net periodic benefit cost	$ 22.0	$ 28.0	31.0	32.0	123.0	143.0	138.0
Non Pension Postretirement Benefit Plans
Cost/(Income) of Pension Plans
Service cost			$ 1.0		2.0	3.0	3.0
Interest cost				$ 1.0	2.0	1.0	1.0
Interest cost - income statement location	Interest expense	Other expenses	Interest expense	Other expenses
Expected return on plan assets					(1.0)	(1.0)	(1.0)
Amortization of prior service costs/(credits) - income statement location	Transaction-related costs	Other expenses	Transaction-related costs	Other expenses
Recognized actuarial losses - income statement location		Other expenses		Other expenses
Curtailments and settlements - income statement location		Other expenses		Other expenses
Net periodic benefit cost			$ 1.0	$ 1.0	$ 3.0	$ 3.0	$ 4.0